Financial Instruments - Summary of Balance Sheets Related to the Company's Use of Derivatives (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - Cash Flow Hedging [Member] - Designated as Hedging Instrument [Member] - USD ($)
$ in Millions
	Mar. 31, 2023	Mar. 31, 2022
Other Current Assets [Member]
Derivative [Line Items]
Derivative Asset	$ 35.6
Derivative Assets (Liabilities), at Fair Value, Net		$ 2.9
Other Current Assets [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative Asset	0.0	2.9
Other Current Assets [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Asset	35.6	0.0
Other Noncurrent Assets [Member]
Derivative [Line Items]
Derivative Asset	0.0
Derivative Assets (Liabilities), at Fair Value, Net		41.1
Other Noncurrent Assets [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative Asset	0.0	0.0
Other Noncurrent Assets [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Asset	0.0	41.1
Other Current Liabilities [Member]
Derivative [Line Items]
Derivative Liability	2.8
Derivative Assets (Liabilities), at Fair Value, Net		0.1
Other Current Liabilities [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative Liability	2.8	0.1
Other Current Liabilities [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Liability	$ 0.0	$ 0.0